Leases, Commitments, and Contingencies - Summary of Future Minimum Rental Payments (Detail) $ in Thousands	Sep. 30, 2022 USD ($)
Schedule of Future Minimum Rental Payments [Abstract]
Operating, Remainder of 2022	$ 345
Operating, 2023	1,446
Operating, 2024	1,480
Operating, 2025	1,479
Operating, 2026	1,479
Operating, 2027	1,479
Operating, Thereafter	16,991
Total Operating	24,699
Operating, Less: imputed interest	(10,814)
Total	13,885
Financing, Remainder of 2022	25
Financing, 2023	100
Financing, 2024	0
Financing, 2025	0
Financing, 2026	0
Financing, 2027	0
Financing, Thereafter	0
Total Financing	125
Financing, Less: imputed interest	(5)
Total	120
Remainder of 2022	370
2023	1,546
2024	1,480
2025	1,479
2026	1,479
2027	1,479
Thereafter	16,991
Total	24,824
Less: imputed interest	(10,819)
Total	$ 14,005